UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2013 – June 30, 2014

Item 1.	Report to Shareholders.

Cullen Funds

ANNUAL REPORT

JUNE 30, 2014

Cullen International High Dividend | Cullen High Dividend Equity

Cullen Small Cap Value | Cullen Value | Cullen Emerging Markets High Dividend Equity

Cullen Funds Trust	Shareholder Letter
June 30, 2014 (Unaudited)

August 29, 2014

Retail Class Performance for the fiscal year ended June 30, 2014 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), and Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	19.76%
Standard & Poors 500® Index	24.61%
Cullen International High Dividend Fund	18.62%
MSCI EAFE Index	24.09%
Cullen Small Cap Value Fund	19.79%
Russell 2500TM Value Index	24.94%
Cullen Value Fund	26.17%
Standard & Poors 500® Index	24.61%
Cullen Emerging Markets High Dividend Fund	11.84%
MSCI Emerging Markets Index	14.31%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 42-47 of this annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poors 500® Index during the period was primarily due to sector allocation effects, most notably our overweight allocation to the Telecommunication sector and underweight allocation to the Information Technology sector. The Fund’s relative performance was also impacted by stock selection in the Energy and Financials sectors, partially offset by positive stock selection effect in the Health Care, Industrials, and Telecommunication sectors. The Fund’s average cash balance of approximately 3% also contributed to relative performance during the period.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to stock selection, most notably in the Telecommunication and Materials sectors with stock selection effects in the Consumer Discretionary and Consumer staples sectors and the Fund’s relative overweight to Telecommunications and Energy sectors partially offsetting the relative impact. The Fund’s average cash balance of approximately 4% also contributed to relative performance during the period.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500TM Value Index during the period was primarily due to stock selection, most notably within the Telecommunication, Information Technology, and Industrials sectors. The aforementioned impacts were partially offset by stock selection in the Financials and Materials sectors and our underweight allocation to the Financials sector and overweight allocation to the Health Care, Industrials, and Energy sectors. The Fund’s average cash balance of approximately 5% also contributed to relative performance during the period.

Portfolio Review-Value Fund

The Value Fund’s performance versus the Standard & Poors 500® Index during the period was primarily due to stock selection, most notably in the Energy, Consumer Discretionary, and Health Care sectors. The Fund’s underweight allocation to and stock selection within the Information Technology sector partially offset the aforementioned impacts. The Fund’s average cash balance of approximately 6% partially offset relative performance during the period.

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to its overweight allocation to the Telecommunication sector and underweight allocation to the Information Technology sector. The Fund’s relative performance was partially offset by positive stock selection most notably within the Financials, Information Technology, and Telecommunication sectors. The Fund’s average cash balance of approximately 5% also contributed to relative performance during the period.

Outlook

While the U.S. economy has been on sounder footing since the dismal winter just passed and its well-documented effect on the economy, given the -2.9% first quarter decline in U.S. Gross Domestic Product, we believe the prospect for strong growth for 2014 versus 2013 remains low. Slow

Annual Report | June 30, 2014	1

Cullen Funds Trust	Shareholder Letter
June 30, 2014 (Unaudited)

economic growth and muted payroll wage growth will likely keep the Fed in its accommodative stance, a likely positive for financial markets in the short-term. As is the pattern nearly every year, consensus Standard and Poors 500® Index (“S&P 500®”) earnings per share (“EPS”) estimates have steadily declined as the year has progressed, currently at approximately $119 according to Yardeni Research. This estimate represents 7% growth over 2013, similar to the year-over-year levels of recent years. In addition to operating leverage on modest revenue growth, EPS growth has been supported by the effect of share buybacks in recent years. The current S&P 500® dividend payout ratio is approximately 33%, well below the 80-year average of 49% and despite robust dividend increases in recent years. In the S&P 500®, 421 companies have paid out $323 billion in dividends over the last twelve months, nearly twice the amount paid out five years ago.

Yet, it seems the market views this level of revenue and earnings growth as sufficient for equities to remain attractive on a relative basis. Driven by central bank policies, bond yields remain historically low, and so equity prices appear poised to continue their climb up the proverbial “wall of worry.” That said, flows into bond funds have begun to reverse trend, while flows into U.S. equity funds have flat-lined. Equity fund flows continue to pile into Exchange-Traded Funds (ETF’s), the risks of which we have been communicating for some time since they pay no heed to a valuation discipline. We believe it’s noteworthy that since 2008, $320 billion has flowed out of equity mutual funds while $700 billion has flowed into equity ETF’s.

At 16.7 times current 2014 consensus EPS, the S&P 500® is trading above average long-term averages and in-line with averages at the four most recent market cycle peaks. We believe we are entering the middle to late innings of this market cycle: the “overshoot” phase, which could last several more quarters still if not longer.

As always, we exercise caution by investing 1) with a valuation discipline and 2) for the long-term. Given the overall mixed market and economic backdrop, our portfolios continue to emphasize companies which provide good visibility on earnings stability and growth, across a variety of economic scenarios. With equity price multiples having recovered to historical norms, going forward we believe that the bulk of returns will be generated via the components of earnings/dividend growth, which is in line with the long-term norm of equity markets globally.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

The above outlook reflects the opinion of the author, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The Standard & Poors 500® Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500TM Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (8/14)

2	www.cullenfunds.com

Cullen International High Dividend Fund – Retail Class	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	5 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Retail Class	18.62%	11.34%	5.11%
MSCI EAFE Index	24.09%	12.27%	5.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	3

Cullen International High Dividend Fund – Class C	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	5 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Class C	17.70%	10.52%	4.37%
MSCI EAFE Index	24.09%	12.27%	5.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

4	www.cullenfunds.com

Cullen International High Dividend Fund – Class I	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	5 Year	Annualized Since Inception (12/15/05)
Cullen International High Dividend Fund – Class I	18.89%	11.61%	5.40%
MSCI EAFE Index	24.09%	12.27%	5.45%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 12/15/05 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	5

Cullen International High Dividend Fund – Class R1	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (3/3/10)
Cullen International High Dividend Fund – Class R1	17.95%	8.54%
MSCI EAFE Index	24.09%	9.75%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

6	www.cullenfunds.com

Cullen International High Dividend Fund – Class R2	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (3/4/10)
Cullen International High Dividend Fund – Class R2	18.37%	8.84%
MSCI EAFE Index	24.09%	9.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	7

Cullen High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	5 Year	Annualized Since Inception (8/1/03)
Cullen High Dividend Equity Fund – Retail Class	19.76%	16.02%	8.56%
S&P 500® Index	24.61%	18.83%	8.77%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 8/1/03 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

8	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class C	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	5 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class C	18.97%	15.15%	6.81%
S&P 500® Index	24.61%	18.83%	8.05%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	9

Cullen High Dividend Equity Fund – Class I	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	5 Year	Annualized Since Inception (10/7/04)
Cullen High Dividend Equity Fund – Class I	20.13%	16.30%	7.86%
S&P 500® Index	24.61%	18.83%	8.05%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 10/7/04 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

10	www.cullenfunds.com

Cullen High Dividend Equity Fund – Class R1	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (3/3/10)
Cullen High Dividend Equity Fund – Class R1	19.24%	13.80%
S&P 500® Index	24.61%	16.27%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/3/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	11

Cullen High Dividend Equity Fund – Class R2	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (3/4/10)
Cullen High Dividend Equity Fund – Class R2	19.16%	14.21%
S&P 500® Index	24.61%	16.18%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 3/4/10 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

12	www.cullenfunds.com

Cullen Small Cap Value Fund – Retail Class	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Retail Class	19.79%	14.06%
Russell 2500™ Value Index	24.94%	18.52%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	13

Cullen Small Cap Value Fund – Class C	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class C	18.92%	13.22%
Russell 2500™ Value Index	24.94%	18.52%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

14	www.cullenfunds.com

Cullen Small Cap Value Fund – Class I	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (10/1/09)
Cullen Small Cap Value Fund – Class I	20.05%	14.35%
Russell 2500™ Value Index	24.94%	18.52%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Russell 2500™ Value Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 2,500 widely held common stocks.

This chart assumes an initial gross investment of $10,000 made on 10/1/09 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	15

Cullen Value Fund – Retail Class	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Retail Class	26.17%	21.73%
S&P 500® Index	24.61%	22.49%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

16	www.cullenfunds.com

Cullen Value Fund – Class C	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class C	25.31%	20.87%
S&P 500® Index	24.61%	22.49%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	17

Cullen Value Fund – Class I	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (9/1/12)
Cullen Value Fund – Class I	26.53%	22.09%
S&P 500® Index	24.61%	22.49%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The Standard & Poor’s 500® Stock Index (S&P 500®) is a capitalization-weighted index, representing the aggregate market value of the common equity of 500 large-capitalization stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

18	www.cullenfunds.com

Cullen Emerging Markets High Dividend Equity Fund – Retail Class	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund – Retail Class	11.84%	10.09%
MSCI Emerging Markets Index	14.31%	8.31%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	19

Cullen Emerging Markets High Dividend Equity Fund – Class C	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund - Class C	10.89%	9.20%
MSCI Emerging Markets Index	14.31%	8.31%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

20	www.cullenfunds.com

Cullen Emerging Markets High Dividend Equity Fund – Class I	Fund Performance
June 30, 2014 (Unaudited)

Growth of $10,000 Investment

Average Annual Total Return as of June 30, 2014

	1 Year	Annualized Since Inception (9/1/12)
Cullen Emerging Markets High Dividend Equity Fund - Class I	12.11%	10.36%
MSCI Emerging Markets Index	14.31%	8.31%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cullenfunds.com.

The MSCI Emerging Markets Index is an unmanaged index of common stocks in global emerging economies.

This chart assumes an initial gross investment of $10,000 made on 9/1/12 (commencement of operations). Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that you may pay on fund distributions or redemption of shares.

Annual Report | June 30, 2014	21

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2014 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2014 to
	Ratio(a)	January 1, 2014	June 30, 2014	June 30, 2014(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$ 1,000.00	$ 1,043.20	$ 6.33
Hypothetical (5% return before expenses)	1.25%	$ 1,000.00	$ 1,018.60	$ 6.26

Class C
Actual	2.00%	$ 1,000.00	$ 1,039.50	$ 10.11
Hypothetical (5% return before expenses)	2.00%	$ 1,000.00	$ 1,014.88	$ 9.99

Class I
Actual	1.00%	$ 1,000.00	$ 1,044.20	$ 5.07
Hypothetical (5% return before expenses)	1.00%	$ 1,000.00	$ 1,019.84	$ 5.01

Class R1
Actual	1.75%	$ 1,000.00	$ 1,040.00	$ 8.85
Hypothetical (5% return before expenses)	1.75%	$ 1,000.00	$ 1,016.12	$ 8.75

Class R2
Actual	1.50%	$ 1,000.00	$ 1,041.50	$ 7.59
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.36	$ 7.50

22	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2014 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2014 to
	Ratio(a)	January 1, 2014	June 30, 2014	June 30, 2014(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$ 1,000.00	$ 1,081.90	$ 5.16
Hypothetical (5% return before expenses)	1.00%	$ 1,000.00	$ 1,019.84	$ 5.01

Class C
Actual	1.75%	$ 1,000.00	$ 1,078.20	$ 9.02
Hypothetical (5% return before expenses)	1.75%	$ 1,000.00	$ 1,016.12	$ 8.75

Class I
Actual	0.75%	$ 1,000.00	$ 1,083.20	$ 3.87
Hypothetical (5% return before expenses)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76

Class R1
Actual	1.50%	$ 1,000.00	$ 1,079.20	$ 7.73
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.36	$ 7.50

Class R2
Actual	1.25%	$ 1,000.00	$ 1,080.40	$ 6.45
Hypothetical (5% return before expenses)	1.25%	$ 1,000.00	$ 1,018.60	$ 6.26

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$ 1,000.00	$ 1,007.00	$ 6.22
Hypothetical (5% return before expenses)	1.25%	$ 1,000.00	$ 1,018.60	$ 6.26

Class C
Actual	2.00%	$ 1,000.00	$ 1,003.00	$ 9.93
Hypothetical (5% return before expenses)	2.00%	$ 1,000.00	$ 1,014.88	$ 9.99

Class I
Actual	1.00%	$ 1,000.00	$ 1,007.50	$ 4.98
Hypothetical (5% return before expenses)	1.00%	$ 1,000.00	$ 1,019.84	$ 5.01

Cullen Value Fund
Retail
Actual	1.00%	$ 1,000.00	$ 1,092.30	$ 5.19
Hypothetical (5% return before expenses)	1.00%	$ 1,000.00	$ 1,019.84	$ 5.01

Class C
Actual	1.75%	$ 1,000.00	$ 1,088.10	$ 9.06
Hypothetical (5% return before expenses)	1.75%	$ 1,000.00	$ 1,016.12	$ 8.75

Class I
Actual	0.75%	$ 1,000.00	$ 1,094.10	$ 3.89
Hypothetical (5% return before expenses)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76

Annual Report | June 30, 2014	25

Cullen Funds Trust	Disclosure of Fund Expenses
June 30, 2014 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	January 1, 2014 to
	Ratio(a)	January 1, 2014	June 30, 2014	June 30, 2014(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$ 1,000.00	$ 1,055.10	$ 6.37
Hypothetical (5% return before expenses)	1.25%	$ 1,000.00	$ 1,018.60	$ 6.26

Class C
Actual	2.00%	$ 1,000.00	$ 1,050.70	$ 10.17
Hypothetical (5% return before expenses)	2.00%	$ 1,000.00	$ 1,014.88	$ 9.99

Class I
Actual	1.00%	$ 1,000.00	$ 1,056.90	$ 5.10
Hypothetical (5% return before expenses)	1.00%	$ 1,000.00	$ 1,019.84	$ 5.01

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.

24	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2014

	Shares	Value (Note 2)
COMMON STOCKS - 98.04%
Australia - 4.57%
BHP Billiton Ltd.	311,500	$ 10,544,885
Sonic Healthcare Ltd.	635,000	10,376,756

		20,921,641

Canada - 8.45%
BCE, Inc.	226,350	10,267,236
Canadian Oil Sands Ltd.	398,800	9,036,808
Manulife Financial Corp.	530,300	10,537,061
RioCan Real Estate Investment Trust	346,550	8,859,551

		38,700,656

France - 10.45%
BNP Paribas SA	131,100	8,894,084
GDF Suez	516,300	14,213,627
Sanofi	99,000	10,516,801
Total SA - Sponsored ADR	197,250	14,241,450

		47,865,962

Germany - 9.23%
Bayer AG	48,250	6,814,990
Deutsche Post AG	206,700	7,474,938
Deutsche Telekom AG	718,700	12,596,686
Muenchener Rueckversicherungs AG	40,300	8,934,096
Siemens AG	49,000	6,471,382

		42,292,092

Hong Kong - 0.84%
BOC Hong Kong Holdings Ltd.	1,330,500	3,853,959

Indonesia - 2.36%
Telekomunikasi Indonesia Persero Tbk PT	52,000,000	10,812,315

Japan - 4.45%
Kirin Holdings Co. Ltd.	345,000	4,982,330
Nippon Telegraph & Telephone Corp.	247,100	15,410,669

		20,392,999

Luxembourg - 2.03%
RTL Group SA	83,365	9,287,384

Mexico - 0.01%
Industrias Penoles SAB de CV	2,760	69,100

Netherlands - 1.57%
Unilever NV	164,600	7,202,896

Norway - 6.27%
North Atlantic Drilling Ltd.	737,700	7,834,374
Orkla ASA	1,221,200	10,880,373

	Shares	Value (Note 2)
Norway (continued)
Statoil ASA	325,300	$ 9,991,526

		28,706,273

Poland - 0.84%
Asseco Poland SA	283,054	3,833,518

Russia - 2.04%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	156,200	9,326,702

Singapore - 5.47%
Singapore Telecommunications Ltd.	4,195,000	12,952,723
United Overseas Bank Ltd.	671,500	12,127,821

		25,080,544

South Africa - 2.05%
MTN Group Ltd.	446,550	9,405,053

Switzerland - 12.67%
ABB Ltd. - Sponsored ADR	198,200	4,562,564
Nestle SA	182,000	14,099,459
Novartis AG - ADR	160,850	14,561,751
Roche Holding AG	36,100	10,767,309
Zurich Insurance Group AG	46,650	14,061,282

		58,052,365

Taiwan - 0.90%
Taiwan Semiconductor Manufacturing Co. Ltd.	972,229	4,119,062

United Kingdom - 23.84%
AstraZeneca PLC - Sponsored ADR	89,700	6,665,607
BAE Systems PLC	1,008,000	7,467,881
British American Tobacco PLC - Sponsored ADR	73,400	8,740,472
GlaxoSmithKline PLC	512,000	13,704,272
HSBC Holdings PLC	1,015,133	10,294,882
Imperial Tobacco Group PLC	315,900	14,218,527
Reckitt Benckiser Group PLC	118,450	10,338,427
Rexam PLC	462,221	4,232,069
Royal Dutch Shell PLC - Class B	272,000	11,835,296
Smiths Group PLC	201,250	4,467,094
SSE PLC	432,400	11,595,886
Tesco PLC	67,000	325,873
Vodafone Group PLC - Sponsored ADR	160,000	5,342,400

		109,228,686

TOTAL COMMON STOCKS (Cost $377,179,237)		449,151,207

See Notes to Financial Statements.
Annual Report | June 30, 2014	25

Cullen International High Dividend Fund	Schedule of Investments
June 30, 2014

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 1.46%
SSgA® Prime Money Market Fund	0.010%	6,706,812	$ 6,706,812

TOTAL SHORT TERM INVESTMENTS (Cost $6,706,812)			6,706,812

TOTAL INVESTMENTS 99.50% (Cost $383,886,049)			$ 455,858,019

Other Assets In Excess Of Liabilities 0.50%			2,268,081

NET ASSETS 100.00%			$ 458,126,100

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Health Care	16.03%	$ 73,407,486
Financials	14.99	68,703,185
Energy	13.59	62,266,156
Consumer Staples	13.08	59,907,984
Telecommunication Services	10.65	48,779,727
Industrials	9.02	41,324,232
Communications	6.11	28,007,355
Utilities	5.63	25,809,513
Materials	3.23	14,846,054
Consumer Discretionary	2.03	9,287,384
Financials REITS/Property	1.94	8,859,551
Information Technology	1.74	7,952,580

TOTAL COMMON STOCKS	98.04	449,151,207

SHORT TERM INVESTMENTS	1.46	6,706,812

TOTAL INVESTMENTS	99.50%	$ 455,858,019
Other Assets In Excess Of Liabilities	0.50	2,268,081

TOTAL NET ASSETS	100.00%	$ 458,126,100

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
26	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2014

	Shares	Value (Note 2)
COMMON STOCKS - 97.92%
Aerospace & Defense - 4.46%
The Boeing Co.	187,600	$ 23,868,348
Raytheon Co.	963,000	88,836,750

		112,705,098

Communications Equipment - 4.00%
Cisco Systems, Inc.	3,353,520	83,334,972
Corning, Inc.	812,535	17,835,143

		101,170,115

Distillers & Vintners - 2.24%
Diageo PLC - Sponsored ADR	445,000	56,635,150

Distributors - 2.08%
Genuine Parts Co.	598,890	52,582,542

Diversified Banks - 2.60%
HSBC Holdings PLC - Sponsored ADR	1,291,380	65,602,104

Diversified Chemicals - 2.88%
EI du Pont de Nemours & Co.	1,112,800	72,821,632

Electric Utilities - 2.89%
NextEra Energy, Inc.	712,350	73,001,628

Household Products - 4.99%
Kimberly-Clark Corp.	585,000	65,063,700
Unilever NV	1,395,440	61,064,455

		126,128,155

Industrial Conglomerates - 7.12%
3M Co.	663,500	95,039,740
General Electric Co.	3,227,500	84,818,700

		179,858,440

Integrated Oil & Gas - 11.49%
Chevron Corp.	647,200	84,491,960
ConocoPhillips	1,281,000	109,820,130
Royal Dutch Shell PLC - ADR	1,104,700	96,119,947

		290,432,037

Integrated Telecommunication - 3.28%
BCE, Inc.	1,827,700	82,904,472

Integrated Telecommunication Services - 2.89%
AT&T, Inc.	2,065,000	73,018,400

Life & Health Insurance - 2.85%
MetLife, Inc.	1,294,000	71,894,640

		Shares	Value (Note 2)
Oil & Gas Drilling - 2.20%
	Diamond Offshore Drilling, Inc.	1,120,700	$ 55,620,341

Other Diversified Financial Services - 3.07%
	JPMorgan Chase & Co.	1,346,000	77,556,520

Pharmaceuticals - 15.43%
	AstraZeneca PLC - Sponsored ADR	683,250	50,772,307
	Eli Lilly & Co.	1,619,300	100,671,881
	Johnson & Johnson	894,950	93,629,669
	Merck & Co., Inc.	1,622,550	93,864,518
	Pfizer, Inc.	1,714,550	50,887,844

			389,826,219

Property & Casualty Insurance - 3.45%
	The Travelers Cos., Inc.	925,230	87,036,386

Semiconductors - 4.05%
	Intel Corp.	3,312,600	102,359,340

Specialized REITs - 4.27%
	HCP, Inc.	1,175,880	48,657,914
	Health Care REIT, Inc.	946,870	59,340,343

			107,998,257

Systems Software - 4.24%
	Microsoft Corp.	2,250,580	93,849,186
	Symantec Corp.	578,816	13,254,886

			107,104,072

Tobacco - 5.77%
	Altria Group, Inc.	2,060,000	86,396,400
	Philip Morris International, Inc.	705,850	59,510,214

			145,906,614

Wireless Telecommunication Services - 1.67%
	Vodafone Group PLC - Sponsored ADR	1,266,000	42,271,740

	TOTAL COMMON STOCKS (Cost $1,750,385,818)		2,474,433,902

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 1.80%
SSgA® Prime Money Market Fund	0.010%	45,427,139	45,427,139

TOTAL SHORT TERM INVESTMENTS (Cost $45,427,139)			45,427,139

See Notes to Financial Statements.
Annual Report | June 30, 2014	27

Cullen High Dividend Equity Fund	Schedule of Investments
June 30, 2014

Value (Note 2)
TOTAL INVESTMENTS 99.72% (Cost $1,795,812,957)	$ 2,519,861,041

Other Assets In Excess Of Liabilities 0.28%	7,048,330

NET ASSETS 100.00%	$ 2,526,909,371

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
28	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2014

	Shares	Value (Note 2)
COMMON STOCKS - 98.30%
Aerospace & Defense - 3.61%
Spirit Aerosystems Holdings, Inc. - Class A(a)	10,420	$ 351,154

Airlines - 2.52%
Copa Holdings SA - Class A	1,720	245,220

Apparel Retail - 3.54%
Ascena Retail Group, Inc.(a)	20,150	344,565

Computer Hardware - 4.05%
Avnet, Inc.	8,900	394,359

Construction & Engineering - 3.55%
KBR, Inc.	14,500	345,825

Construction & Farm Machinery & Heavy Trucks - 2.52%
WABCO Holdings, Inc.(a)	2,300	245,686

Diversified Metals & Mining - 5.09%
HudBay Minerals, Inc.	53,300	495,157

Electrical Components & Equipment - 5.85%
The Babcock & Wilcox Co.	11,200	363,552
Hubbell, Inc. - Class B	1,670	205,660

		569,212

Electronics Equipment & Instruments - 2.69%
Itron, Inc.(a)	6,450	261,547

Health Care Facilities - 2.75%
Community Health Systems, Inc.(a)	5,900	267,683

Health Care Services - 3.97%
Omnicare, Inc.	5,800	386,106

Health Care Supplies - 4.03%
Alere, Inc.(a)	10,470	391,787

Industrial Machinery - 2.61%
Lincoln Electric Holdings, Inc.	3,640	254,363

Insurance - 6.04%
Assured Guaranty Ltd.	11,200	274,400
Fidelity National Financial, Inc. - Class A(a)	9,579	313,804

		588,204

Life Sciences Tools & Services - 1.90%
Charles River Laboratories International, Inc.(a)	3,450	184,644

		Shares	Value (Note 2)
Machinery-Diversified - 3.38%
	AGCO Corp.	5,850	$ 328,887

Mining - 2.74%
	Luxfer Holdings PLC - ADR	14,050	266,248

Miscellaneous Manufacturing - 6.52%
	ITT Corp.	7,300	351,130
	LSB Industries, Inc.(a)	6,800	283,356

			634,486

Multi-Line Insurance - 3.54%
	WR Berkley Corp.	7,435	344,315

Oil & Gas - 4.09%
	Approach Resources, Inc.(a)	17,500	397,775

Oil & Gas Equipment & Services - 3.37%
	Tidewater, Inc.	5,850	328,478

Oil & Gas Exploration & Production - 7.43%
	Bill Barrett Corp.(a)	16,500	441,870
	Cimarex Energy Co.	1,960	281,182

			723,052

Regional Banks - 9.24%
	Bank of the Ozarks, Inc.	11,340	379,323
	CVB Financial Corp.	15,100	242,053
	National Bank Holdings Corp. - Class A	6,585	131,305
	Southwest Bancorp, Inc.	8,560	146,033

			898,714

Restaurants - 0.87%
	Cracker Barrel Old Country Store, Inc.	850	84,634

Thrifts & Mortgage Finance - 2.16%
	ViewPoint Financial Group, Inc.	7,800	209,898

Wireless Telecommunication Services - 0.24%
	NII Holdings, Inc.(a)	42,550	23,403

	TOTAL COMMON STOCKS (Cost $7,069,823)		9,565,402

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 2.24%
SSgA® Prime Money Market Fund	0.010%	217,981	217,981

TOTAL SHORT TERM INVESTMENTS (Cost $217,981)			217,981

See Notes to Financial Statements.
Annual Report | June 30, 2014	29

Cullen Small Cap Value Fund	Schedule of Investments
June 30, 2014

Value (Note 2)
TOTAL INVESTMENTS 100.54% (Cost $7,287,804)	$ 9,783,383

Liabilities In Excess Of Other Assets (0.54)%	(52,770)

NET ASSETS 100.00%	$ 9,730,613

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
Ltd.	-	Limited.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
30	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
June 30, 2014

	Shares	Value (Note 2)
COMMON STOCKS - 94.69%
Aerospace & Defense - 5.65%
The Boeing Co.	4,400	$ 559,812
Raytheon Co.	11,500	1,060,875

		1,620,687

Auto Parts & Equipment - 4.22%
BorgWarner, Inc.	9,500	619,305
Johnson Controls, Inc.	11,820	590,173

		1,209,478

Communications Equipment - 2.82%
Cisco Systems, Inc.	32,600	810,110

Construction & Engineering - 1.22%
KBR, Inc.	14,730	351,311

Diversified Banks - 3.52%
Wells Fargo & Co.	19,200	1,009,152

Health Care Equipment - 6.66%
Covidien PLC	11,820	1,065,928
Medtronic, Inc.	13,250	844,820

		1,910,748

Heavy Electrical Equipment - 2.43%
ABB Ltd. - Sponsored ADR	30,350	698,657

Household Products - 0.88%
Unilever NV	5,750	251,620

Industrial Conglomerates - 2.83%
3M Co.	5,670	812,171

Integrated Oil & Gas - 8.42%
ConocoPhillips	11,220	961,891
Royal Dutch Shell PLC - ADR	6,830	594,278
Suncor Energy, Inc.	20,150	858,994

		2,415,163

Integrated Telecommunication Services - 1.41%
AT&T, Inc.	11,450	404,872

Life & Health Insurance - 2.61%
MetLife, Inc.	13,480	748,949

Life Sciences Tools & Services - 3.19%
Thermo Fisher Scientific, Inc.	7,750	914,500

Managed Health Care - 3.12%
Aetna, Inc.	11,050	895,934

	Shares	Value (Note 2)
Movies & Entertainment - 2.06%
The Walt Disney Co.	6,900	$ 591,606

Oil & Gas Equipment & Services - 5.11%
Halliburton Co.	20,650	1,466,357

Oil & Gas Exploration & Production - 2.97%
Devon Energy Corp.	10,750	853,550

Oil &Gas - 3.06%
CNOOC Ltd. - ADR	4,900	878,521

Other Diversified Financial Services - 4.27%
Citigroup, Inc.	10,600	499,260
JPMorgan Chase & Co.	12,600	726,012

		1,225,272

Pharmaceuticals - 9.62%
Johnson & Johnson	3,100	324,322
Mallinckrodt PLC(a)	1,477	118,190
Merck & Co., Inc.	15,150	876,427
Novartis AG - ADR	9,600	869,088
Pfizer, Inc.	19,250	571,340

		2,759,367

Property & Casualty Insurance - 3.74%
The Allstate Corp.	8,600	504,992
The Chubb Corp.	6,150	566,845

		1,071,837

Railroads - 3.27%
CSX Corp.	30,450	938,164

Regional Banks - 2.86%
BB&T Corp.	20,850	822,115

Semiconductors - 2.83%
Samsung Electronics Co. Ltd. - GDR(b)	1,550	810,650

Systems Software - 5.92%
Microsoft Corp.	21,100	879,870
Oracle Corp.	20,200	818,706

		1,698,576

TOTAL COMMON STOCKS
(Cost $19,031,735)		27,169,367

See Notes to Financial Statements.
Annual Report | June 30, 2014	31

Cullen Value Fund	Schedule of Investments
June 30, 2014

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 5.45%
SSgA® Prime Money Market Fund	0.010%	1,563,220	$ 1,563,220

TOTAL SHORT TERM INVESTMENTS
(Cost $ 1,563,220)			1,563,220

TOTAL INVESTMENTS 100.14%
(Cost $ 20,594,955)			$ 28,732,587

Liabilities In Excess Of Other Assets (0.14)%			(41,366)

NET ASSETS 100.00%			$ 28,691,221

ADR	-	American Depository Receipt. ADRs are
depository receipts for foreign securities
denominated in U.S. dollars and traded on U.S.
exchanges.
GDR	-	Global Depositary Receipt. GDR’s are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a
public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.
(b)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2014, the aggregate market value of those securities was $810,650, which represents approximately 2.83% of net assets.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
32	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2014

		Value
	Shares	(Note 2)
COMMON STOCKS - 82.79%
Brazil - 4.41%
AMBEV SA - ADR	159,250	$1,121,120
BM&FBovespa SA	378,300	1,991,233
Cia Energetica de Minas Gerais - Sponsored ADR	94,250	753,054

		3,865,407

Columbia - 1.04%
Pacific Rubiales Energy Corp.	45,000	914,400

Greece - 2.19%
OPAP SA	107,750	1,918,047

Hong Kong - 12.21%
AIA Group Ltd.	415,000	2,085,602
China Everbright Ltd.	376,000	505,512
China Mobile Ltd. - Sponsored ADR	6,900	335,409
Great Wall Motor Co. Ltd. - Class H	154,000	572,254
Industrial & Commercial Bank of China Ltd. - Class H	211,000	133,399
Lenovo Group Ltd.	1,670,000	2,279,702
PetroChina Co. Ltd. - Class H	1,050,000	1,326,319
SJM Holdings Ltd.	459,000	1,150,106
Television Broadcasts Ltd.	119,500	776,324
Value Partners Group Ltd.	2,300,000	1,540,179

		10,704,806

India - 3.60%
Ascendas India Trust	1,369,000	916,766
ICICI Bank Ltd. - Sponsored ADR	44,950	2,243,005

		3,159,771

Indonesia - 3.11%
Perusahaan Gas Negara Persero Tbk PT	3,260,500	1,533,301
Telekomunikasi Indonesia Persero Tbk PT	5,745,000	1,194,553

		2,727,854

Israel - 4.25%
Elbit Systems Ltd.	25,139	1,547,241
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	41,500	2,175,430

		3,722,671

Kazakhstan - 0.79%
KCell JSC - GDR(a)	46,212	695,491

Korea - 3.27%
Hyundai Motor Co.	8,590	1,948,414
KT&G Corp.	10,400	919,944

		2,868,358

		Value
	Shares	(Note 2)
Luxembourg - 1.44%
Pegas Nonwovens SA	42,292	$1,264,932

Malaysia - 2.11%
Axiata Group Bhd	572,500	1,242,705
Genting Malaysia Bhd	464,600	607,698

		1,850,403

Mexico - 3.96%
Fibra Uno Administra	253,000	887,114
Grupo Financiero Santander Mexico SAB de CV - ADR	81,200	1,078,336
Industrias Penoles SAB de CV	25,700	643,436
TF Administradora Industrial S de RL de CV - REIT	388,000	866,409

		3,475,295

Nigeria - 1.29%
Lafarge Cement WAPCO Nigeria PLC	980,298	667,770
Zenith Bank PLC	3,000,500	461,261

		1,129,031

Panama - 0.78%
Copa Holdings SA - Class A	4,800	684,336

Philippines - 1.78%
Philippine Long Distance Telephone Co.	22,805	1,561,085

Poland - 4.14%
Asseco Poland SA	66,000	893,866
Bank Pekao SA	25,600	1,465,494
Powszechny Zaklad Ubezpieczen SA	8,700	1,271,239

		3,630,599

Qatar - 0.45%
Industries Qatar QSC	8,450	392,257

Russia - 3.55%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	32,300	1,928,633
MMC Norilsk Nickel OJSC - ADR	60,000	1,188,600

		3,117,233

Singapore - 2.35%
Asian Pay Television Trust	1,810,000	1,132,248
SATS Ltd.	370,000	931,751

		2,063,999

South Africa - 7.70%
Bidvest Group Ltd.	35,650	947,248
MMI Holdings Ltd.	580,700	1,433,322
MTN Group Ltd.	90,800	1,912,392
SABMiller PLC	35,900	2,081,551

See Notes to Financial Statements.
Annual Report | June 30, 2014	33

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2014

		Value
	Shares	(Note 2)
South Africa (continued)
Sasol Ltd. - Sponsored ADR	6,400	$ 378,368

		6,752,881

South Korea - 2.27%
KT Corp.	16,000	483,099
Mirae Asset Securities Co. Ltd.	34,000	1,507,116

		1,990,215

Sri Lanka - 0.79%
Hatton National Bank PLC	575,973	693,863

Taiwan - 13.30%
Advanced Semiconductor Engineering, Inc.	1,010,000	1,314,170
Compal Electronics, Inc.	2,350,000	1,920,423
CTCI Corp.	950,000	1,644,953
MediaTek, Inc.	110,000	1,860,473
Novatek Microelectronics Corp.	150,000	738,496
Pacific Hospital Supply Co. Ltd.	345,000	920,909
Siliconware Precision Industries Co. - Sponsored ADR	133,100	1,092,751
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	101,300	2,166,807

		11,658,982

Thailand - 0.95%
Major Cineplex Group PCL	1,436,000	836,247

Turkey - 1.06%
Arcelik AS	152,000	925,517

TOTAL COMMON STOCKS
(Cost $66,740,366)		72,603,680

		Value
	Shares	(Note 2)
PARTICIPATORY NOTES - 7.54%
India - 4.08%
Bajaj Holdings & Investments Ltd.	27,051	572,713
NTPC Ltd.	408,000	1,061,363
Oil India Ltd.	80,000	782,946
Power Financial Corp.	227,000	1,160,992

		3,578,014

Saudi Arabia - 3.46%
Riyad Bank	285,100	1,364,488

			Value
		Shares	(Note 2)
	Saudi Arabia (continued)
	Saudi Basic Industries Corp.	54,700	$1,669,953

			3,034,441

TOTAL PARTICIPATORY NOTES (Cost $5,864,776)			6,612,455

			Value
		Shares	(Note 2)
	PREFERRED STOCK - 1.75%
	Brazil - 1.75%
	Petroleo Brasileiro SA - Sponsored ADR	98,000	1,532,720

	TOTAL PREFERRED STOCK (Cost $1,628,358)		1,532,720

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS - 3.23%
SSgA® Prime Money Market Fund	0.010%	2,829,556	2,829,556

	TOTAL SHORT TERM INVESTMENTS (Cost $2,829,556)		2,829,556

	TOTAL INVESTMENTS 95.31% (Cost $77,063,056)		$83,578,411

	Other Assets In Excess Of Liabilities 4.69%		4,116,870

	NET ASSETS 100.00%		$87,695,281

See Notes to Financial Statements.
34	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
June 30, 2014

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
GDR	-	Global Depositary Receipt. GDR’s are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
QSC	-	Qatari Joint Stock Company
REIT	-	Real Estate Investment Company.
S de RL de CV	-	Sociedad de Responsabilidad Limitada de Capital Variable.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited
liability company.

(a)

Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2014, the aggregate market value of those securities was $695,491, which represents approximately 0.79% of net assets.

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	20 .02%	$17,541,809
Telecommunication Services	7 .91	6,941,635
Consumer Discretionary	7 .77	6,816,560
Information Technology	7 .70	6,752,393
Industrials	6 .57	5,755,529
Technology	6 .29	5,514,295
Energy	5 .63	4,939,977
Consumer Staples	4 .86	4,266,427
Health Care	3 .53	3,096,339
Materials	2 .84	2,499,806
Utilities	2 .61	2,286,355
Consumer, Cyclical	2 .19	1,918,047
Financials REITS/Property	2 .05	1,803,880
Consumer, Non-cyclical	1 .28	1,121,120
Real Estate Investment Trusts	0 .99	866,409
Communications	0 .55	483,099

TOTAL COMMON STOCKS	82 .79	72,603,680

PARTICIPATORY NOTES
Financials	3 .54	3,098,193
Materials	1 .90	1,669,953
Electric	1 .21	1,061,363
Energy	0 .89	782,946

TOTAL PARTICIPATORY NOTES	7 .54	6,612,455

PREFERRED STOCK
Energy	1 .75	1,532,720

TOTAL PREFERRED STOCK	1 .75	1,532,720

SHORT TERM INVESTMENTS	3 .23	2,829,556

TOTAL INVESTMENTS	95 .31%	$83,578,411
Other Assets In Excess Of Liabilities	4 .69	4,116,870

TOTAL NET ASSETS	100 .00%	$87,695,281

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Annual Report | June 30, 2014	35

Cullen Funds Trust	Statements of Assets and Liabilities
June 30, 2014

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund

ASSETS:
Investments, at value	$455,858,019	$2,519,861,041	$9,783,383	$28,732,587	$83,578,411
Receivable for investments sold	1,065,010	–	–	–	172,131
Receivable for fund shares sold	344,532	3,056,713	–	–	4,230,058
Dividends receivable	1,385,181	7,590,495	5,132	24,506	293,849
Prepaid expenses and other assets	32,671	81,465	11,875	8,375	8,290

Total Assets	458,685,413	2,530,589,714	9,800,390	28,765,468	88,282,739

LIABILITIES:
Payable to Investment Advisor	340,986	1,469,948	1,883	5,056	27,714
Payable for investments purchased	–	–	–	–	457,637
Payable for shares redeemed	91,168	1,716,567	–	1,500	2,691
Distribution fees payable	17,416	201,857	597	432	8,352
Trustees’ fees and expenses payable	16,000	16,000	16,000	16,000	16,000
Accrued expenses and other liabilities	93,743	275,971	51,297	51,259	75,064

Total Liabilities	559,313	3,680,343	69,777	74,247	587,458

NET ASSETS	$458,126,100	$2,526,909,371	$9,730,613	$28,691,221	$87,695,281

NET ASSETS CONSIST OF
Paid-in capital	$411,423,840	$1,728,002,959	$6,666,303	$20,553,589	$81,816,723
Accumulated net investment income	–	2,872	–	–	561,162
Accumulated net realized gain/(loss) on investments and foreign currency related transactions	(25,280,877)	74,855,456	568,731	–	(1,198,018)
Net unrealized appreciation in value on investments and foreign currency related transactions	71,983,137	724,048,084	2,495,579	8,137,632	6,515,414

NET ASSETS	$458,126,100	$2,526,909,371	$9,730,613	$28,691,221	$87,695,281

INVESTMENTS, AT COST	$383,886,049	$1,795,812,957	$7,287,804	$20,594,955	$77,063,056

See Notes to Financial Statements.
36	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities (continued)
June 30, 2014

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$11.45	$17.58	$17.37	$13.87	$11.57
Net Assets	$65,197,803	$521,226,185	$2,487,492	$1,050,919	$24,665,788
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,695,938	29,642,623	143,238	75,765	2,131,953

Class C:
Net Asset Value, offering and redemption price per share	$11.42	$17.51	$16.91	$13.86	$11.51
Net Assets	$3,798,740	$90,783,288	$116,988	$266,841	$4,376,167
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	332,752	5,185,709	6,919	19,252	380,128

Class I:
Net Asset Value, offering and redemption price per share	$11.52	$17.59	$17.54	$13.87	$11.60
Net Assets	$388,933,558	$1,906,741,890	$7,126,133	$27,373,461	$58,653,326
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	33,758,314	108,419,415	406,220	1,973,583	5,054,804

Class R1:
Net Asset Value, offering and redemption price per share	$13.09	$15.80	N/A	N/A	N/A
Net Assets	$109,913	$4,921,447	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	8,396	311,501	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$13.01	$15.93	N/A	N/A	N/A
Net Assets	$86,086	$3,236,561	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	6,619	203,154	N/A	N/A	N/A

See Notes to Financial Statements.
Annual Report | June 30, 2014	37

Cullen Funds Trust	Statements of Operations
Year Ended June 30, 2014

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund

INVESTMENT INCOME
Dividends*	$22,295,691	$125,379,561	$78,747	$525,560	$1,859,464

Total Investment Income	22,295,691	125,379,561	78,747	525,560	1,859,464

EXPENSES
Investment advisory fees (Note 6)	4,052,089	25,247,035	93,711	250,849	526,574
Administrative fees	106,146	629,367	3,808	7,520	22,830
Distribution fees (Note 7)
Retail	142,766	1,226,529	6,614	860	42,811
Class C	35,109	851,233	1,167	2,558	37,236
Class R1	508	22,015	N/A	N/A	N/A
Class R2	197	5,804	N/A	N/A	N/A
Shareholder services fee (Note 8)
Class R1	206	8,886	N/A	N/A	N/A
Class R2	160	4,389	N/A	N/A	N/A
Registration and filing fees	79,290	90,977	47,367	36,296	37,463
Custody fees	86,835	130,124	2,420	3,056	102,268
Transfer agent fees	85,454	405,546	38,553	37,139	42,095
Legal fees	21,346	21,346	21,346	26,455	26,455
Professional fees	38,299	29,622	29,622	29,622	29,622
Shareholder reports	15,781	137,970	2,642	2,491	4,373
Trustees’ fees	64,000	64,000	64,000	64,000	64,000
Other expenses	15,493	65,469	4,107	3,382	10,057

Total Expenses	4,743,679	28,940,312	315,357	464,228	945,784
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(71,710)	(1,533,595)	(60,863)	(3,366)	(110,163)
Class C	(4,456)	(265,976)	(2,676)	(2,832)	(26,282)
Class I	(436,290)	(6,068,336)	(150,336)	(266,468)	(202,707)
Class R1	(80)	(11,658)	N/A	N/A	N/A
Class R2	(62)	(5,911)	N/A	N/A	N/A

Net Expenses	4,231,081	21,054,836	101,482	191,562	606,632

Net Investment Income/(Loss)	18,064,610	104,324,725	(22,735)	333,998	1,252,832

Net realized gain/(loss) on:
Investments	(3,646,278)	100,539,998	886,605	151	(584,738)
Foreign currency related transactions	(78,387)	–	–	–	(55,746)

Total net realized gain/(loss)	(3,724,665)	100,539,998	886,605	151	(640,484)

Net change in unrealized appreciation/(depreciation) on:
Investments	54,293,263	252,677,375	783,085	5,555,423	6,908,371
Foreign currency related transactions	22,985	–	–	–	(1,756)

Total net change in unrealized appreciation/(depreciation)	54,316,248	252,677,375	783,085	5,555,423	6,906,615

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	50,591,583	353,217,373	1,669,690	5,555,574	6,266,131

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,656,193	$457,542,098	$1,646,955	$5,889,572	$7,518,963

*Foreign taxes withheld on dividends	$1,754,203	$919,707	$304	$7,672	$199,951

See Notes to Financial Statements.
38	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013

OPERATIONS
Net investment income	$18,064,610	$6,350,408	$104,324,725	$57,769,049
Net realized gain/(loss) on investments and foreign currency related transactions	(3,724,665)	1,199,564	100,539,998	54,084,302
Net change in unrealized appreciation on investments and foreign currency related transactions	54,316,248	8,622,886	252,677,375	191,306,791

Net Increase in Net Assets Resulting from Operations	68,656,193	16,172,858	457,542,098	303,160,142

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(2,336,079)	(1,143,339)	(19,579,589)	(10,518,185)
Class C	(116,041)	(33,414)	(2,863,420)	(1,103,640)
Class I	(15,586,954)	(4,985,657)	(81,680,457)	(46,780,745)
Class R1	(3,089)	(1,203)	(177,595)	(53,721)
Class R2	(2,628)	(1,130)	(112,390)	(11,328)

Net Decrease in Net Assets from Distributions	(18,044,791)	(6,164,743)	(104,413,451)	(58,467,619)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	23,978,621	33,211,224	116,060,943	196,025,191
Class C	1,626,056	684,609	9,848,350	39,409,595
Class I	228,023,395	229,231,419	365,138,436	720,777,441
Class R1	2,225	36,976	189,639	5,518,841
Class R2	5,697	8,090	2,587,765	652,853
Dividends reinvested
Retail	2,038,025	986,720	17,475,532	8,111,327
Class C	97,899	26,689	2,550,861	796,386
Class I	4,099,206	1,492,774	46,088,112	23,031,246
Class R1	3,088	1,203	177,595	35,997
Class R2	2,628	1,130	112,390	9,022
Shares redeemed
Retail	(21,957,497)	(21,050,717)	(144,764,231)	(171,885,102)
Class C	(735,744)	(657,053)	(12,718,633)	(5,998,232)
Class I	(144,875,256)	(32,877,807)	(700,284,554)	(613,337,175)
Class R1	–	(18)	(12,405)	(2,013,788)
Class R2	(1,960)	(1,866)	(572,648)	(38,446)

Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	92,306,383	211,093,373	(298,122,848)	201,095,156

Net Increase in Net Assets	142,917,785	221,101,488	55,005,799	445,787,679
NET ASSETS
Beginning of year	315,208,315	94,106,827	2,471,903,572	2,026,115,893

End of year *	$458,126,100	$315,208,315	$2,526,909,371	$2,471,903,572

*Includes undistributed net investment income of:	$–	$43,351	$2,872	$581

See Notes to Financial Statements.
Annual Report | June 30, 2014	39

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
				September 1, 2012
	Year Ended	Year Ended	Year Ended	Through
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013(a)

OPERATIONS
Net investment income/(loss)	$(22,735)	$92	$333,998	$255,106
Net realized gain/(loss) on investments and foreign currency related transactions	886,605	(152,563)	151	342,395
Net change in unrealized appreciation on investments and foreign currency related transactions	783,085	1,724,396	5,555,423	2,582,209

Net Increase in Net Assets Resulting from Operations	1,646,955	1,571,925	5,889,572	3,179,710

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	–	(5,349)	(4,058)	(1,117)
Class C	–	(22)	(846)	(773)
Class I	–	(13,629)	(329,844)	(253,053)
From net realized gains
Retail	(36,107)	(51,612)	(2,566)	–
Class C	(1,661)	(3,753)	(3,445)	–
Class I	(89,237)	(99,490)	(336,761)	–

Net Decrease in Net Assets from Distributions	(127,005)	(173,855)	(677,520)	(254,943)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	196,341	1,825,253	820,215	162,750
Class C	4,060	66,115	–	239,325
Class I	631,511	2,286,117	775,955	22,724,977
Dividends reinvested
Retail	36,068	55,991	6,624	1,117
Class C	1,661	3,775	3,784	476
Class I	89,237	113,119	665,994	252,749
Shares redeemed
Retail	(778,898)	(1,883,945)	(35,349)	–
Class C	(33,104)	(148,409)	(52,913)	–
Class I	(480,071)	(2,959,639)	(941,553)	(4,069,749)

Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(333,195)	(641,623)	1,242,757	19,311,645

Net Increase in Net Assets	1,186,755	756,447	6,454,809	22,236,412
NET ASSETS
Beginning of year	8,543,858	7,787,411	22,236,412	–

End of year *	$9,730,613	$8,543,858	$28,691,221	$22,236,412

*Includes undistributed net investment income/(loss) of:	$–	$(15,372)	$–	$462

(a)	The fund commenced operations on September 1, 2012.

See Notes to Financial Statements.
40	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend
	Fund
		September 1, 2012
	Year Ended	Through
	June 30, 2014	June 30, 2013(a)

OPERATIONS
Net investment income	$1,252,832	$109,094
Net realized loss on investments and foreign currency related transactions	(640,484)	(22,314)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency related transactions	6,906,615	(391,201)

Net Increase/(Decrease) in Net Assets Resulting from Operations	7,518,963	(304,421)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(358,989)	(32,480)
Class C	(52,168)	(16,645)
Class I	(825,323)	(49,968)
From net realized gains
Retail	–	(141)
Class C	–	(167)
Class I	–	(555)

Net Decrease in Net Assets from Distributions	(1,236,480)	(99,956)

CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	26,615,949	5,600,930
Class C	1,307,710	3,382,294
Class I	50,333,298	8,877,578
Dividends reinvested
Retail	350,602	32,254
Class C	51,501	16,288
Class I	766,044	35,764
Shares redeemed
Retail	(9,289,100)	(125,314)
Class C	(527,734)	(54,161)
Class I	(5,344,684)	(212,044)

Net Increase in Net Assets Derived from Capital Share Transactions	64,263,586	17,553,589

Net Increase in Net Assets	70,546,069	17,149,212
NET ASSETS
Beginning of year	17,149,212	–

End of year *	$87,695,281	$17,149,212

*Includes undistributed net investment income of:	$561,162	$360

(a)	The fund commenced operations on September 1, 2012.

See Notes to Financial Statements.
Annual Report | June 30, 2014	41

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen International High Dividend Fund
Retail
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
6/30/2013	$9.01	0.26	0.99	1.25	(0.22)	(0.22)	$10.04
6/30/2012	$10.44	0.27	(1.41)	(1.14)	(0.29)	(0.29)	$9.01
6/30/2011	$8.21	0.25	2.24	2.49	(0.26)	(0.26)	$10.44
6/30/2010	$7.74	0.21	0.48	0.69	(0.22)	(0.22)	$8.21
Class C
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
6/30/2013	$8.99	0.17	1.00	1.17	(0.14)	(0.14)	$10.02
6/30/2012	$10.39	0.21	(1.40)	(1.19)	(0.21)	(0.21)	$8.99
6/30/2011	$8.18	0.17	2.23	2.40	(0.19)	(0.19)	$10.39
6/30/2010	$7.72	0.14	0.48	0.62	(0.16)	(0.16)	$8.18
Class I
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
6/30/2013	$9.07	0.34	0.94	1.28	(0.25)	(0.25)	$10.10
6/30/2012	$10.48	0.33	(1.44)	(1.11)	(0.30)	(0.30)	$9.07
6/30/2011	$8.24	0.30	2.23	2.53	(0.29)	(0.29)	$10.48
6/30/2010	$7.76	0.24	0.48	0.72	(0.24)	(0.24)	$8.24
Class R1
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
6/30/2013	$10.23	0.25	1.11	1.36	(0.16)	(0.16)	$11.43
6/30/2012	$11.81	0.27	(1.60)	(1.33)	(0.25)	(0.25)	$10.23
6/30/2011	$9.16	0.23	2.63	2.86	(0.21)	(0.21)	$11.81
6/30/2010(d)	$10.00	0.08	(0.85)	(0.77)	(0.07)	(0.07)	$9.16
Class R2
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01
6/30/2013	$10.17	0.26	1.11	1.37	(0.19)	(0.19)	$11.35
6/30/2012	$11.73	0.30	(1.59)	(1.29)	(0.27)	(0.27)	$10.17
6/30/2011	$9.16	0.27	2.53	2.80	(0.23)	(0.23)	$11.73
6/30/2010(f)	$10.00	0.11	(0.94)	(0.83)	(0.01)	(0.01)	$9.16

(a)	Average share method used.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Commencement of operations was March 3, 2010.
(e)	Annualized.
(f)	Commencement of operations was March 4, 2010.
(g)	Represents amount less than $1,000.

See Notes to Financial Statements.
42	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Each Period Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses after Reimbursements to Average Net Assets	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(c)

Cullen International High Dividend Fund
Retail
18.62%	$65,198	1.38%	1.25%	3.99%	4.12%	45%
13.89%	$53,713	1.54%	1.25%	2.35%	2.64%	14%
(10.83%)	$36,004	1.72%	1.25%	2.49%	2.96%	36%
30.49%	$47,698	1.71%	1.25%	2.08%	2.54%	65%
8.71%	$46,403	1.80%	1.25%	1.77%	2.32%	91%
Class C
17.70%	$3,799	2.13%	2.00%	3.30%	3.43%	45%
13.06%	$2,383	2.29%	2.00%	1.43%	1.72%	14%
(11.35%)	$2,093	2.47%	2.00%	1.88%	2.36%	36%
29.50%	$2,294	2.47%	2.00%	1.28%	1.74%	65%
7.95%	$1,992	2.56%	2.00%	1.04%	1.59%	91%
Class I
18.89%	$388,934	1.13%	1.00%	4.40%	4.53%	45%
14.09%	$258,951	1.28%	1.00%	3.04%	3.32%	14%
(10.48%)	$55,909	1.47%	1.00%	3.08%	3.54%	36%
30.82%	$35,409	1.48%	1.00%	2.56%	3.03%	65%
9.03%	$16,886	1.57%	1.00%	2.14%	2.71%	91%
Class R1
17.95%	$110	1.83%	1.75%	3.57%	3.65%	45%
13.32%	$91	2.03%	1.75%	1.87%	2.15%	14%
(11.18%)	$46	2.22%	1.75%	2.13%	2.59%	36%
31.30%	$52	2.22%	1.75%	1.56%	2.02%	65%
(7.74%)	$29	4.00%(e)	1.75%(e)	0.26%(e)	2.50%(e)	91%
Class R2
18.37%	$86	1.58%	1.50%	3.85%	3.93%	45%
13.49%	$69	1.79%	1.50%	1.98%	2.27%	14%
(10.91%)	$55	1.97%	1.50%	2.39%	2.86%	36%
30.70%	$59	1.97%	1.50%	1.88%	2.35%	65%
(8.28%)	$0(g)	2.12%(e)	1.50%(e)	2.89%(e)	3.51%(e)	91%

Annual Report | June 30, 2014	43

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen High Dividend Equity Fund
Retail
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	(0.66)	$17.58
6/30/2013	$13.72	0.34	1.56	1.90	(0.34)	(0.34)	$15.28
6/30/2012	$12.73	0.32	0.98	1.30	(0.31)	(0.31)	$13.72
6/30/2011	$10.44	0.29	2.28	2.57	(0.28)	(0.28)	$12.73
6/30/2010	$9.59	0.29	0.83	1.12	(0.27)	(0.27)	$10.44
Class C
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	(0.55)	$17.51
6/30/2013	$13.68	0.24	1.54	1.78	(0.24)	(0.24)	$15.22
6/30/2012	$12.72	0.22	0.98	1.20	(0.24)	(0.24)	$13.68
6/30/2011	$10.43	0.20	2.28	2.48	(0.19)	(0.19)	$12.72
6/30/2010	$9.57	0.21	0.83	1.04	(0.18)	(0.18)	$10.43
Class I
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	(0.70)	$17.59
6/30/2013	$13.72	0.38	1.56	1.94	(0.38)	(0.38)	$15.28
6/30/2012	$12.73	0.35	0.98	1.33	(0.34)	(0.34)	$13.72
6/30/2011	$10.44	0.32	2.28	2.60	(0.31)	(0.31)	$12.73
6/30/2010	$9.60	0.32	0.82	1.14	(0.30)	(0.30)	$10.44
Class R1
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	(0.59)	$15.80
6/30/2013	$12.43	0.27	1.37	1.64	(0.28)	(0.28)	$13.79
6/30/2012	$11.53	0.23	0.89	1.12	(0.22)	(0.22)	$12.43
6/30/2011	$9.48	0.22	2.02	2.24	(0.19)	(0.19)	$11.53
6/30/2010(e)	$10.00	0.09	(0.55)	(0.46)	(0.06)	(0.06)	$9.48
Class R2
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	(0.63)	$15.93
6/30/2013	$12.55	0.29	1.41	1.70	(0.31)	(0.31)	$13.94
6/30/2012	$11.68	0.25	0.90	1.15	(0.28)	(0.28)	$12.55
6/30/2011	$9.53	0.25	2.11	2.36	(0.21)	(0.21)	$11.68
6/30/2010(g)	$10.00	0.08	(0.52)	(0.44)	(0.03)	(0.03)	$9.53

(a)	Average share method used.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Less than 0.5%.
(e)	Commencement of operations was March 3, 2010.
(f)	Annualized.
(g)	Commencement of operations was March 4, 2010.
(h)	Represents amount less than $1,000.

See Notes to Financial Statements.
44	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Each Period Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses after Reimbursements to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(c)

Cullen High Dividend Equity Fund
Retail
19.76%	$521,226	1.31%	1.00%	3.67%	3.99%	6%
14.04%	$463,198	1.37%	1.00%	1.99%	2.36%	10%
10.42%	$384,087	1.41%	1.00%	2.08%	2.48%	2%
24.85%	$271,269	1.43%	1.00%	2.01%	2.44%	0%(d)
11.64%	$152,325	1.45%	1.00%	2.22%	2.67%	11%
Class C
18.97%	$90,783	2.06%	1.75%	2.96%	3.27%	6%
13.14%	$79,194	2.12%	1.75%	1.27%	1.64%	10%
9.55%	$38,099	2.16%	1.75%	1.31%	1.72%	2%
23.94%	$25,514	2.17%	1.75%	1.26%	1.69%	0%(d)
10.78%	$17,687	2.20%	1.75%	1.46%	1.90%	11%
Class I
20.13%	$1,906,742	1.06%	0.75%	3.90%	4.21%	6%
14.31%	$1,924,719	1.12%	0.75%	2.24%	2.61%	10%
10.65%	$1,603,604	1.16%	0.75%	2.30%	2.71%	2%
25.16%	$672,065	1.18%	0.75%	2.26%	2.69%	0%(d)
11.85%	$278,067	1.20%	0.75%	2.47%	2.92%	11%
Class R1
19.24%	$4,921	1.76%	1.50%	3.28%	3.54%	6%
13.35%	$3,965	1.86%	1.50%	1.67%	2.03%	10%
9.88%	$171	1.91%	1.50%	1.50%	1.92%	2%
23.82%	$58	1.93%	1.50%	1.55%	1.98%	0%(d)
(4.67%)	$22	3.16%(f)	1.50%(f)	1.09%(f)	2.74%(f)	11%
Class R2
19.16%	$3,237	1.50%	1.25%	4.10%	4.36%	6%
13.73%	$827	1.62%	1.25%	1.82%	2.19%	10%
10.05%	$155	1.66%	1.25%	1.74%	2.15%	2%
24.88%	$84	1.68%	1.25%	1.82%	2.26%	0%(d)
(4.45%)	$0(h)	1.70%(f)	1.25%(f)	2.13%(f)	2.58%(f)	11%

Annual Report | June 30, 2014	45

Cullen Funds Trust

Year End	Net Asset Value Beginning of Period	Net Investment Income /(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from net Realized Capital Gains		Total Distributions		Net Asset Value End of Period

Cullen Small Cap Value Fund
Retail
6/30/2014	$14.69	(0.07)	2.98	2.91	–		(0.23)		(0.23)		$17.37
6/30/2013	$12.55	(0.02)	2.44	2.42	(0.03)		(0.25)		(0.28)		$14.69
6/30/2012	$13.85	0.04	(1.01)	(0.97)	(0.05)		(0.28)		(0.33)		$12.55
6/30/2011	$10.63	0.05	3.30	3.35	(0.06)		(0.07)		(0.13)		$13.85
6/30/2010(d)	$10.00	0.02	0.62	0.64	(0.01)		–		(0.01)		$10.63
Class C
6/30/2014	$14.41	(0.19)	2.92	2.73	–		(0.23)		(0.23)		$16.91
6/30/2013	$12.39	(0.13)	2.40	2.27	(0.00)	(f)	(0.25)		(0.25)		$14.41
6/30/2012	$13.73	(0.06)	(0.97)	(1.03)	(0.03)		(0.28)		(0.31)		$12.39
6/30/2011	$10.57	(0.02)	3.25	3.23	(0.00)	(f)	(0.07)		(0.07)		$13.73
6/30/2010(d)	$10.00	(0.04)	0.61	0.57	(0.00)	(f)	–		(0.00)	(f)	$10.57
Class I
6/30/2014	$14.80	(0.03)	3.00	2.97	–		(0.23)		(0.23)		$17.54
6/30/2013	$12.63	0.01	2.44	2.45	(0.03)		(0.25)		(0.28)		$14.80
6/30/2012	$13.88	0.07	(0.98)	(0.91)	(0.06)		(0.28)		(0.34)		$12.63
6/30/2011	$10.64	0.10	3.29	3.39	(0.08)		(0.07)		(0.15)		$13.88
6/30/2010(d)	$10.00	0.03	0.62	0.65	(0.01)		–		(0.01)		$10.64
Cullen Value Fund
Retail
6/30/2014	$11.26	0.14	2.78	2.92	(0.13)		(0.18)		(0.31)		$13.87
6/30/2013(g)	$10.00	0.10	1.25	1.35	(0.09)		–		(0.09)		$11.26
Class C
6/30/2014	$11.25	0.04	2.79	2.83	(0.04)		(0.18)		(0.22)		$13.86
6/30/2013(g)	$10.00	0.04	1.25	1.29	(0.04)		–		(0.04)		$11.25
Class I
6/30/2014	$11.26	0.17	2.79	2.96	(0.17)		(0.18)		(0.35)		$13.87
6/30/2013(g)	$10.00	0.13	1.25	1.38	(0.12)		–		(0.12)		$11.26
Cullen Emerging Markets High Dividend Fund
Retail
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)		–		(0.22)		$11.57
6/30/2013(g)	$10.00	0.23	0.43	0.66	(0.11)		(0.00)	(f)	(0.11)		$10.55
Class C
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)		–		(0.15)		$11.51
6/30/2013(g)	$10.00	0.16	0.43	0.59	(0.07)		(0.00)	(f)	(0.07)		$10.52
Class I
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)		–		(0.24)		$11.60
6/30/2013(g)	$10.00	0.20	0.48	0.68	(0.11)		(0.00)	(f)	(0.11)		$10.57

(a)	Average share method used.
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Portfolio turnover is not annualized for periods less than one year.
(d)	Commencement of operations was October 1, 2009.
(e)	Annualized.
(f)	Less than $0.01.
(g)	Commencement of operations was September 1, 2012.

See Notes to Financial Statements.
46	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Each Period Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses after Reimbursements to Average Net Assets		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate(c)

Cullen Small Cap Value Fund
Retail
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%
19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%
(6.92%)	$2,195	5.84%		1.25%		(4.24%)		0.35%		25%
31.54%	$1,546	8.98%		1.25%		(7.36%)		0.37%		16%
6.41%	$595	21.74%	(e)	1.25%	(e)	(20.21%)	(e)	0.28%	(e)	4%
Class C
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%
18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%
(7.46%)	$167	6.59%		2.00%		(5.11%)		(0.51%)		25%
30.56%	$228	8.82%		2.00%		(6.95%)		(0.13%)		16%
5.74%	$48	23.32%	(e)	2.00%	(e)	(21.76%)	(e)	(0.44%)	(e)	4%
Class I
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%
19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%
(6.48%)	$5,425	5.59%		1.00%		(4.05%)		0.54%		25%
31.86%	$5,331	8.26%		1.00%		(6.47%)		0.79%		16%
6.53%	$1,520	21.12%	(e)	1.00%	(e)	(19.71%)	(e)	0.42%	(e)	4%
Cullen Value Fund
Retail
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%
13.58%	$177	2.78%	(e)	1.00%	(e)	(0.65%)	(e)	1.13%	(e)	16%
Class C
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%
12.88%	$262	3.48%	(e)	1.75%	(e)	(1.33%)	(e)	0.41%	(e)	16%
Class I
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%
13.89%	$21,797	2.36%	(e)	0.75%	(e)	(0.08%)	(e)	1.53%	(e)	16%
Cullen Emerging Markets High Dividend Fund
Retail
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%
6.61%	$5,288	5.12%	(e)	1.25%	(e)	(1.35%)	(e)	2.52%	(e)	37%
Class C
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%
5.93%	$3,211	6.15%	(e)	2.00%	(e)	(2.37%)	(e)	1.78%	(e)	37%
Class I
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%
6.83%	$8,651	6.80%	(e)	1.00%	(e)	(3.55%)	(e)	2.25%	(e)	37%

Annual Report | June 30, 2014	47

Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers five separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”).

a)

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

c)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of June 30, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2013. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. futures contracts and options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Cullen International High Dividend Fund
Common Stocks(1)	$449,151,207	$–	$–	$449,151,207
Short Term Investments	6,706,812	–	–	6,706,812

Total	$455,858,019	$–	$–	$455,858,019

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Cullen High Dividend Equity Fund
Common Stocks(1)	$2,474,433,902	$–	$–	$2,474,433,902
Short Term Investments	45,427,139	–	–	45,427,139

Total	$2,519,861,041	$–	$–	$2,519,861,041

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Cullen Small Cap Value Fund
Common Stocks(1)	$9,565,402	$–	$–	$9,565,402
Short Term Investments	217,981	–	–	217,981

Total	$9,783,383	$–	$–	$9,783,383

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Cullen Value Fund
Common Stocks(1)	$27,169,367	$–	$–	$27,169,367
Short Term Investments	1,563,220	–	–	1,563,220

Total	$28,732,587	$–	$–	$28,732,587

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Cullen Emerging Markets High Dividend Fund
Common Stocks(1)	$72,603,680	$–	$–	$72,603,680
Participatory Notes(1)	–	6,612,455	–	6,612,455
Preferred Stocks(1)	1,532,720	–	–	1,532,720
Short Term Investments	2,829,556	–	–	2,829,556

Total	$76,965,956	$6,612,455	$–	$83,578,411

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

d)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund and the Cullen Emerging Markets High Dividend Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Annual Report | June 30, 2014	49

Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

e)

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the year ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

f)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

g)

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

h)

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

i)

Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

j)

Foreign Currency Transactions – The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.

k)

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Year Ended June 30, 2014	Year Ended June 30, 2013

Cullen International High Dividend Fund
Retail
Shares sold	2,169,881	3,316,902
Dividends reinvested	182,773	98,146
Shares redeemed	(2,006,720)	(2,059,738)

Net increase in shares outstanding	345,934	1,355,310

Class C
Shares sold	153,737	67,846
Dividends reinvested	8,808	2,661
Shares redeemed	(67,760)	(65,324)

Net increase in shares outstanding	94,785	5,183

Class I
Shares sold	20,733,333	22,535,142
Dividends reinvested	364,996	147,662
Shares redeemed	(12,973,778)	(3,214,004)

Net increase in shares outstanding	8,124,551	19,468,800

Class R1
Shares sold	178	3,369
Dividends reinvested	243	105
Shares redeemed	–	(2)

Net increase in shares outstanding	421	3,472

Class R2
Shares sold	463	728
Dividends reinvested	208	100
Shares redeemed	(155)	(171)

Net increase in shares outstanding	516	657

Annual Report | June 30, 2014	51

Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

	Year Ended June 30, 2014	Year Ended June 30, 2013

Cullen High Dividend Equity Fund
Retail
Shares sold	7,095,036	13,577,202
Dividends reinvested	1,064,174	563,762
Shares redeemed	(8,837,379)	(11,809,733)

Net increase/(decrease) in shares outstanding	(678,169)	2,331,231

Class C
Shares sold	607,394	2,779,834
Dividends reinvested	156,031	55,258
Shares redeemed	(779,977)	(417,254)

Net increase/(decrease) in shares outstanding	(16,552)	2,417,838

Class I
Shares sold	22,360,636	50,030,149
Dividends reinvested	2,805,518	1,600,177
Shares redeemed	(42,718,825)	(42,525,288)

Net increase/(decrease) in shares outstanding	(17,552,671)	9,105,038

Class R1
Shares sold	12,829	413,179
Dividends reinvested	12,010	2,687
Shares redeemed	(846)	(142,077)

Net increase in shares outstanding	23,993	273,789

Class R2
Shares sold	174,337	49,171
Dividends reinvested	7,495	678
Shares redeemed	(37,982)	(2,909)

Net increase in shares outstanding	143,850	46,940

Cullen Small Cap Value Fund
Retail
Shares sold	11,915	139,397
Dividends reinvested	2,097	4,433
Shares redeemed	(47,869)	(141,623)

Net increase/(decrease) in shares outstanding	(33,857)	2,207

Class C
Shares sold	252	4,980
Dividends reinvested	99	303
Shares redeemed	(2,111)	(10,094)

Net decrease in shares outstanding	(1,760)	(4,811)

Class I
Shares sold	37,230	177,319
Dividends reinvested	5,143	8,893
Shares redeemed	(29,202)	(222,799)

Net increase/(decrease) in shares outstanding	13,171	(36,587)

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

	Year Ended June 30, 2014	September 1, 2012 through June 30, 2013(a)

Cullen Value Fund
Retail
Shares sold	62,434	15,641
Dividends reinvested	506	104
Shares redeemed	(2,920)	–

Net increase in shares outstanding	60,020	15,745

Class C
Shares sold	–	23,245
Dividends reinvested	298	44
Shares redeemed	(4,335)	–

Net increase/(decrease) in shares outstanding	(4,037)	23,289

Class I
Shares sold	58,585	2,280,961
Dividends reinvested	52,069	23,714
Shares redeemed	(73,265)	(368,481)

Net increase in shares outstanding	37,389	1,936,194

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	2,471,893	509,141
Dividends reinvested	31,450	3,062
Shares redeemed	(872,514)	(11,079)

Net increase in shares outstanding	1,630,829	501,124

Class C
Shares sold	118,830	308,698
Dividends reinvested	4,662	1,564
Shares redeemed	(48,699)	(4,927)

Net increase in shares outstanding	74,793	305,335

Class I
Shares sold	4,653,693	835,208
Dividends reinvested	68,345	3,378
Shares redeemed	(485,410)	(20,410)

Net increase in shares outstanding	4,236,628	818,176

(a)	Commencement of operations was September 1, 2012.

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the year ended June 30, 2014 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$266,145,888	$ 171,697,979
Cullen High Dividend Equity Fund	147,039,897	342,502,492
Cullen Small Cap Value Fund	2,449,584	2,610,914
Cullen Value Fund	2,223,295	1,779,745
Cullen Emerging Markets High Dividend Fund	88,209,866	29,905,674

Annual Report | June 30, 2014	53

Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

5. FEDERAL TAX INFORMATION

As of June 30, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Unrealized Appreciation	Total
Cullen International High Dividend Fund	$–	$(24,776,859)	$71,479,119	$46,702,260
Cullen High Dividend Equity Fund	2,872	74,869,982	724,033,558	798,906,412
Cullen Small Cap Value Fund	55,980	513,256	2,495,074	3,064,310
Cullen Value Fund	–	–	8,137,632	8,137,632
Cullen Emerging Markets High Dividend Fund	1,194,303	(1,110,789)	5,795,044	5,878,558

As of June 30, 2014 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation of Foreign Currency and Derivatives	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes*
Cullen International High Dividend Fund	$77,289,981	$(5,822,029)	$11,167	$71,479,119	$384,390,067
Cullen High Dividend Equity Fund	772,857,742	(48,824,184)	–	724,033,558	1,795,827,483
Cullen Small Cap Value Fund	3,042,390	(547,316)	–	2,495,074	7,288,309
Cullen Value Fund	8,224,965	(87,333)	–	8,137,632	20,594,955
Cullen Emerging Markets High Dividend Fund	7,236,346	(1,441,361)	59	5,795,044	77,783,426

*

Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments
Cullen International High Dividend Fund	$(16,533)	$(63,170)	$79,703
Cullen High Dividend Equity Fund	(91,017)	91,017	–
Cullen Small Cap Value Fund	–	38,107	(38,107)
Cullen Value Fund	(277)	288	(11)
Cullen Emerging Markets High Dividend Fund	–	544,450	(544,450)

At June 30, 2014, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

Fund	Expiring in 2017	Expiring in 2018	No Expiration Short-Term	No Expiration Long-Term	Total
Cullen International High Dividend Fund	$1,150,342	$17,096,391	$4,336,604	$1,359,519	$23,942,856
Cullen High Dividend Equity Fund	–	–	–	–	–
Cullen Small Cap Value Fund	–	–	–	–	–
Cullen Value Fund	–	–	–	–	–
Cullen Emerging Markets High Dividend Fund	–	–	532,272	–	532,272

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen High Dividend Equity Fund utilized $25,643,978 of capital losses to offset taxable capital gains realized during the year ended June 30, 2014. The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $834,003 and $578,517, respectively, as having been incurred in the following fiscal year June 30, 2015.

The tax composition of dividends paid during the year ended June 30, 2014 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
Cullen International High Dividend Fund	$18,028,258	$–	$16,533
Cullen High Dividend Equity Fund	104,413,451	–	–
Cullen Small Cap Value Fund	–	127,005	–
Cullen Value Fund	677,243	–	277
Cullen Emerging Markets High Dividend Fund	1,236,480	–	–

The tax composition of dividends paid during the year ended June 30, 2013 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Cullen International High Dividend Fund	$6,164,743	$–
Cullen High Dividend Equity Fund	58,467,619	–
Cullen Small Cap Value Fund	29,682	144,173
Cullen Value Fund	254,943	–
Cullen Emerging Markets High Dividend Fund	99,956	–

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Investment Advisor, with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2015, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; and the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

As of June 30, 2014, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2015	2016	2017

Cullen International High Dividend Fund
Retail	$190,793	$141,000	$71,710
Class C	10,020	6,616	4,456
Class I	193,308	425,591	436,290
Class R1	214	214	80
Class R2	254	189	62

Total	$394,589	$573,610	$512,598

Annual Report | June 30, 2014	55

Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

	Expiring June 30,
Fund/Class	2015	2016	2017
Cullen High Dividend Equity Fund
Retail	$1,274,105	$1,630,120	$1,533,595
Class C	118,180	229,551	265,976
Class I	4,502,635	6,581,395	6,068,336
Class R1	543	7,506	11,658
Class R2	395	1,576	5,911

Total	$5,895,858	$8,450,148	$7,885,476

Cullen Small Cap Value Fund
Retail	$87,751	$87,777	$60,863
Class C	8,696	6,752	2,676
Class I	227,609	202,679	150,336

Total	$324,056	$297,208	$213,875

Cullen Value Fund
Retail	N/A	$1,742	$3,366
Class C	N/A	2,891	2,832
Class I	N/A	266,268	266,468

Total	N/A	$270,901	$272,666

Cullen Emerging Markets High Dividend Fund
Retail	N/A	$53,734	$110,163
Class C	N/A	49,819	26,282
Class I	N/A	135,954	202,707

Total	N/A	$239,507	$339,152

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

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Cullen Funds Trust	Notes to Financial Statements
June 30, 2014

10. SIGNIFICANT SHAREHOLDERS

At June 30, 2014, the Cullen Small Cap Value Fund had three affiliated shareholders who held 20.29%, 6.37% and 5.46% of the Fund’s outstanding shares, and the Cullen Value Fund had an affiliated shareholder who held 24.84% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards update (ASU) No. 2013-08, Financial Services-Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The FASB standard identifies characteristics a company must assess to determine whether it is considered an investment company for financial reporting purposes. This ASU is effective for fiscal years beginning after December 15, 2013. The Trust believes the adoption of this ASU will not have a material impact on its financial statements.

12. SUBSEQUENT EVENTS

Shareholder Distributions for the Cullen High Dividend Equity Fund:

On July 31, 2014 the Cullen High Dividend Equity Fund paid regularly scheduled distributions in the amount of $0.01050, $0.01428, $0.00360 and $0.00700 per share in the Retail Class, Class I, Class R1, and Class R2, respectively, to shareholders of record as of July 29, 2014.

Redemption in the Cullen High Dividend Equity Fund:

On July 23, 2014 a shareholder redeemed 8,858,325 shares of the Cullen High Dividend Fund for $157,855,354. This redemption represented 8.17% of the Cullen High Dividend Fund, Class I.

13. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR (UNAUDITED)

Pursuant to Section 852(b)(3) of the Internal Revenue Code, Cullen Small Cap Value Fund designates $127,005 as a long-term capital gain distribution.

Certain tax information is required to be provided to shareholders based upon each Fund’s income and distributions for the year ended June 30, 2014. The Funds designate the following as percentages of taxable ordinary income distributions, up to maximum amount allowable, for the calendar year ended December 31, 2013:

	Dividends Received Deduction	Qualified Dividend Income Percentage
Cullen International High Dividend Fund	0.00%	93.92%
Cullen High Dividend Equity Fund	89.58%	100.00%
Cullen Small Cap Value Fund	0.00%	0.00%
Cullen Value Fund	59.40%	75.01%
Cullen Emerging Markets High Dividend Fund	0.00%	88.66%

In early 2013, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2012 via Form 1099. The Funds will notify shareholders in early 2015 of amounts paid to them by the Funds, if any, during the calendar year 2014.

The Funds designate the following for federal income tax purposes for the year ended June 30, 2014:

	Foreign Taxes Paid	Foreign Source income
Cullen International High Dividend Fund	1,501,817	13,549,614
Cullen Emerging Markets High Dividend Fund	145,816	1,558,804

Annual Report | June 30, 2014	57

Cullen Funds Trust	Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Cullen Funds Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cullen Funds Trust (comprised of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, and Cullen Emerging Markets High Dividend Fund, hereinafter collectively referred to as the “Funds”) at June 30, 2014, the results of each of their operations for the year or period then ended, the changes in each of their net assets for each of the periods indicated in the two years then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin

August 28, 2014

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Cullen Funds Trust	Additional Information
June 30, 2014 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Annual Report | June 30, 2014	59

Cullen Funds Trust	Board of Trustees
June 30, 2014 (Unaudited)

INTERESTED TRUSTEE
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and CEO	Since 2000	CEO, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; CEO, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	5	None

INDEPENDENT TRUSTEES

Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Retired since July 2010, Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, November 2007 to July 16, 2014; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	5	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Retired since July 2009, Institutional Trader, Raymond James & Associates, February 2002 to July 2009; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	5	None
James H. Wildman c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1940	Independent Trustee	Since 2012	Retired since 2001; Managing Partner, King & Spalding, New York City, 1992 to 2001. Managing Partner, King & Spalding LLP, 1989 to 1992.	5	None
Daniel J. Campbell c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2010	Retired since 2003; Managing Director Global Hybrid Capital Products, Deutsche Bank 2001 to 2003; Managing Director Preferred Bond Trading / Global Head Fixed Income Capital Products, Merrill Lynch 1983 to 2001.	5	None

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

The Statement of Additional Information contains additional information about the Trustees and is available, free of charge, upon request by calling 1-877-485-8586.

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Cullen Funds Trust	Board of Trustees
June 30, 2014 (Unaudited)

OFFICERS
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice President and Portfolio Manager, Cullen Capital Management LLC, since May 2000; Vice President and Portfolio Manager Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since 2000	Secretary, Cullen Capital Management LLC, since May 2000; Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Vice President and Portfolio Manager, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC, since February 2007; Manager, KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State	N/A	N/A

*	James P. Cullen is an “interested person” of the Trust (as that term is defined in the Investment Company Act) because of his affiliation with the Adviser.

**	Positions are held indefinitely until resignation or termination.

†	James P. Cullen and Brooks H. Cullen are father and son, respectively.

Annual Report | June 30, 2014	61

Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2014 (Unaudited)

At the May 8, 2014 meeting (“Meeting”) of the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved Cullen Capital Management LLC (the “Advisor”) to continue to serve as investment adviser to the Cullen High Dividend Equity Fund (the “High Dividend Fund”), the Cullen International High Dividend Fund (the “International Fund”), the Cullen Small Cap Value Fund (the “Small Cap Fund”), the Cullen Value Fund (the “Value Fund”) and the Cullen Emerging Markets High Dividend Fund (the “Emerging Markets Fund”) (each, a “Fund” and collectively, the “Funds”) and approved the continuation of the separate investment advisory agreements between the Advisor and the Trust with respect to each Fund (the “Investment Advisory Agreements”), upon the same terms and conditions set forth therein, for an additional one-year period. The Independent Trustees met in executive session and discussed the approval of the Investment Advisory Agreements with counsel, who provided assistance and advice.

In considering the approval of the continuation of the Investment Advisory Agreements, the Independent Trustees focused on and analyzed the factors that the Independent Trustees deemed relevant, including, among other things: the nature, quality, and extent of the services provided to each Fund by the Advisor; the personnel and operations of the Advisor; the investment performance of the Funds and the Advisor; the cost of services to be provided and profitability of the Advisor under the Investment Advisory Agreements; and any “fall-out” benefits to the Investment Advisor (i.e., the ancillary benefits realized due to a relationship with the Trust); the extent to which economies of scale would be realized as the Funds grow; and whether the fee levels reflect these economies of scale for the benefit of Fund investors. In particular, the Independent Trustees considered and discussed the following with respect to each Fund:

(a) The nature, extent, and quality of services provided to each Fund by the Advisor. The Independent Trustees reviewed the services that the Advisor provides to each Fund. In connection with the investment advisory services provided to each Fund, the Independent Trustees noted the responsibilities that the Advisor has as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, and the implementation of Board directives as they relate to the Funds.

The Independent Trustees reviewed the Advisor’s experience, resources, and strengths in managing the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s ability to render such services based on its experience, operations and resources.

(b) Comparison of services provided and fees charged by the Advisor and other investment advisors to similar clients, and the cost of the services provided and profits realized by the Advisor from the relationship with the Funds. The Independent Trustees then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements to similar arrangements between other registered investment advisers and similar funds. In particular, the Independent Trustees compared each Fund’s advisory fee and expense ratio to the advisory fees and expense ratios of other investment companies considered to be in such Fund’s peer group as chosen by FUSE Research Network, LLC, an independent provider of investment company data. The Independent Trustees noted that the Advisor has entered into expense limitation agreements whereby the Advisor has agreed, through October 31, 2015, to keep Fund expenses at the following levels: (i) High Dividend Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares to 1.00%, 1.75%, 0.75%, 1.50% and 1.25% respectively, of the average net asset value of such respective Class; (ii) International Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iii) Small Cap Fund’s Retail Class, Class C, Class I, Class R1 and Class R2 shares of the Fund to 1.25%, 2.00%, 1.00%, 1.75% and 1.50% respectively, of the average net asset value of such respective Class; (iv) Value Fund’s Retail Class, Class C and Class I shares of the Fund to 1.00%, 1.75% and 0.75% respectively, of the average net asset value of such respective Class; and (v) Emerging Markets Fund’s Retail Class, Class C, and Class I shares of the Fund to 1.25%, 2.00% and 1.00%, respectively, of the average net asset value of such respective Class.

The Board also received and considered information about the fee rates charged to other accounts, including managed accounts and institutional accounts, managed by the Advisor. The Independent Trustees noted that the actual and contractual investment advisory fees of each Fund were within the range of the actual and contractual investment advisory fees charged by other funds in such Fund’s peer group.

After comparing each Fund’s fees with those of other funds in such Fund’s peer group and considering the information about the fee rates charged to other accounts managed by the Advisor, and in light of the nature, quality, and extent of services provided by the Advisor and the costs incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees paid to the Advisor with respect to each Fund were fair and reasonable.

(c) The Advisor’s profitability and the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees discussed potential economies of scale and reviewed income statements of the Advisor to assess its profitability. The Independent Trustees discussed with representatives of the Advisor the costs of, and profitability to, the Advisor in connection with its serving as investment advisor to each Fund, including operational costs incurred.

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Cullen Funds Trust	Board Approval of Investment Advisory Agreements
June 30, 2014 (Unaudited)

(d) Investment performance of the Funds. The Independent Trustees considered the investment performance of the Funds. In particular, the Independent Trustees considered the investment performance of the Funds relative to their stated objectives and the Advisor’s success in reaching such objectives. The Independent Trustees considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports and noted that each Fund’s performance was comparable to their respective benchmarks.

(e) Expenses. The Independent Trustees considered each Fund’s total expense ratio (both including and excluding each Fund’s fee waiver and expense limitation arrangement) compared to the total expense ratios (both including and excluding each fund’s fee waiver and expense limitation arrangement) of other funds in each Fund’s peer group. The Independent Trustees noted that each Fund’s total expense ratio (including the Fund’s fee waiver and expense limitation arrangement) was within the range of the total expense ratios of other funds in each Fund’s peer group (including the peer group’s fee waiver and expense limitation arrangements).

Conclusion. After extensive discussion, it was determined that no single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided by the Advisor to each Fund, as well as the costs incurred and benefits gained by the Advisor in providing such services. The Independent Trustees also found the investment advisory fees to be reasonable in comparison to the fees charged by advisors to other comparable funds of similar size. As a result, the Independent Trustees concluded that the continuation of each Investment Advisory Agreement was in the best interests of each Fund.

Annual Report | June 30, 2014	63

Cullen Funds

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

100 East Wisconsin Avenue, Suite 1800

Milwaukee, WI 53202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, on behalf of the Registrant.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Robert G. Garry, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended June 30, 2014 and June 30, 2013, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $139,000 and $146,625, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended June 30, 2014 and June 30, 2013, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended June 30, 2014 and June 30, 2013, aggregate fees of $53,750 and $52,200, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

(d)	All Other Fees: For the Registrant’s fiscal years ended June 30, 2014 and June 30, 2013, aggregate fees of $8,677 and $0, respectively, were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These services were related to International Reclaim Tax Services.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal auditors must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended June 30, 2014 and June 30, 2013 were $0 and $0, respectively.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The code of ethics that applies to the Registrant’s principal executive officer and principal financial officer identified in Item 2 of Form N-CSR is attached hereto as EX-99.CODEETH.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

(b)	Certifications required by Item 12(b) are filed herewith as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen President

Date:	September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen President

Date:	September 5, 2014

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia Treasurer

Date:	September 5, 2014